STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Rocket Lab USA, Inc.
STOCK-BASED COMPENSATION

13. STOCK-BASED COMPENSATION

Equity Incentive Plans

The Company has a single stock option and grant plan, the Rocket Lab 2013 Stock Option and Grant Plan (the “Plan”), with the objective of attracting and retaining available employees and directors by providing stock-based and other performance-based compensation. The plan provides for the grant of equity awards to officers, employees, directors and other key employees as well as service providers which include incentive stock options, non-qualified stock options, restricted stock awards, unrestricted stock awards, restricted stock units or any combination of the foregoing any of which may be performance based, as determined by the Company’s Compensation Committee.

Total stock-based compensation recorded in the condensed consolidated statements of operations and comprehensive loss during the three months ended March 31 consisted of the following:

	March 31, 2021	March 31, 2020
Cost of goods sold	$299	$358
Research and development	392	63
Selling, general and administrative	399	417

Total stock-based compensation expense	$1,090	$838

The Company was authorized to issue up to 5,481,202 shares of common stock as equity awards to participants under the Plan as of March 31, 2021. There were 755,486 shares of common stock available for grant as of March 31, 2021.

There have been no material changes in the Plan since December 31, 2020.

Options—Options issued to all optionees under the Plan vest over four years from the date of issuance (or earlier vesting start date, as determined by the board of directors) as follows: 25% on the first anniversary of date of grant and the remaining vest monthly over the remaining vesting term.

As of March 31, 2021, total estimated unrecognized stock compensation expense related to unvested options granted under the Plan was $3,428, which is expected to be recognized over the next 4 years.

Performance-based Restricted Stock Units—Performance-based restricted stock units are subject to both a time-based service vesting condition and a performance-based vesting condition, both of which must be satisfied before the restricted stock units will be deemed vested. The time-based service vesting condition is generally satisfied over a period of approximately four years as the employees provide service. The performance-based vesting condition is only satisfied upon a sale event (e.g., (i) liquidation of the Company, (ii) sale of all or substantially all of the assets of the Company, (iii) a merger, reorganization or consolidation pursuant to which the holders of the Company’s outstanding voting power immediately prior to such transaction do not own a majority of the outstanding voting power of the surviving or resulting entity) or the Company’s initial public offering.

As of March 31, 2021, the Company believed it is not probable that the performance condition for the performance-based restricted stock units will be satisfied as such events which would satisfy the performance condition are generally not deemed probable until the event occurs. Accordingly, the Company has not recognized any stock-based compensation expense for these awards. The total unrecognized compensation expense for performance-based restricted stock units as of March 31, 2021 is $26,233 and will be recognized upon vesting.

13. STOCK-BASED COMPENSATION

Equity Incentive Plans

The Company has a single stock option and grant plan, the Rocket Lab 2013 Stock Option and Grant Plan (the “Plan”), with the objective of attracting and retaining available employees and directors by providing stock-based and other performance-based compensation. The plan provides for the grant of equity awards to officers, employees, directors and other key employees as well as service providers which include incentive stock options, non-qualified stock options, restricted stock awards, unrestricted stock awards, restricted stock units or any combination of the foregoing any of which may be performance based, as determined by the Company’s Compensation Committee.

Total stock-based compensation recorded in the consolidated statements of operations and comprehensive loss during the years ended December 31 consisted of the following:

	2020	2019
Cost of goods sold	$1,400	$1,394
Research and development	1,183	162
Selling, general and administrative	1,636	2,374

Total stock-based compensation expense	$4,218	$3,930

The Company was authorized to issue up to 5,481,202 shares of common stock as equity awards to participants under the Plan as of December 31, 2020. There were 858,632 shares of common stock available for grant as of December 31, 2020.

Options—Options issued to all optionees under the Plan vest over four years from the date of issuance (or earlier vesting start date, as determined by the board of directors) as follows: 25% on the first anniversary of date of grant and the remaining vest monthly over the remaining vesting term.

The following summarizes the stock option activity of the Plan for the years ended December 31:

	Options to Purchase Common Stock	Weighted- Average Exercise Price per Share	Weighted- Average Grant Date Fair Value per Share	Weighted- Average Remaining Contract Life (In Years)	Aggregate Intrinsic Value
Outstanding—at January 1, 2019	3,093,543	$8.08	$4.22	8.68	$9,131
Granted	416,549	11.83	6.84
Exercised	(152,247)	3.82		5.43	1,366
Forfeited	(254,051)	9.70
Expired	(94,434)	3.15

Outstanding—at December 31, 2019	3,009,360	$8.83	$4.57	7.95	$11,941
Granted	10,000	12.80	7.11
Exercised	(305,867)	3.23		3.21	2,565
Forfeited	(166,479)	11.38
Expired	(108,873)	9.55

Outstanding—at December 31, 2020	2,438,141	$9.35	$4.81	7.12	$85,853

Options vested and exercisable—at December 31, 2020	1,626,906	$8.82	$4.44	6.83	$57,660
Options vested and exercisable—at December 31, 2019	1,310,763	7.03	$3.40	7.09	$7,552

The following weighted-average assumptions were used in the Black-Sholes option-pricing model calculation for stock options granted for the years ended December 31:

	2020	2019
Fair value per share of common stock	12.80	11.84
Expected volatility	60.0%	60.0%
Risk-free interest rate	0.6%	1.9% - 2.5%
Expected life (years)	6.25	6.25
Dividend rate	None	None

As of December 31, 2020, total estimated unrecognized stock compensation expense related to unvested options granted under the Plan was $4,303, which is expected to be recognized over the next 4 years.

Performance-based Restricted Stock Units—During the years ended December 31, 2020 and 2019, the Company granted 657,239 and 761,430 performance-based restricted stock units, respectively, to certain key employees pursuant to the Plan. Performance-based restricted stock units granted in 2019 and 2020 are subject to both a time-based service vesting condition and a performance-based vesting condition, both of which must be satisfied before the restricted stock units will be deemed vested. The time-based service vesting condition is generally satisfied over a period of approximately four years as the employees provide service. The performance-based vesting condition is only satisfied upon a sale event (e.g., (i) liquidation of the Company, (ii) sale of all or substantially all of the assets of the Company, (iii) a merger, reorganization or consolidation pursuant to which the holders of the Company’s outstanding voting power immediately prior to such transaction do not own a majority of the outstanding voting power of the surviving or resulting entity) or the Company’s initial public offering.

As of December 31, 2020 and 2019, the Company believed it is not probable that the performance condition for the performance-based restricted stock units will be satisfied as such events which would satisfy the performance condition are generally not deemed probable until the event occurs. Accordingly, the Company did not recognize any stock-based compensation expense during the years ended December 31, 2020 and 2019, for these awards. The total unrecognized compensation expense for performance-based restricted stock units as of December 31, 2020 is $15,749 and will be recognized upon vesting.

The following summarizes the performance-based restricted stock unit activity of the Plan for the years ended December 31:

	Number of Units	Weighted- Average Grant Date Fair Value
Outstanding—at January 1, 2019	—	$—
Granted	761,430	12.80
Forfeited	(8,813)	12.80

Outstanding—at December 31, 2019	752,617	12.80
Granted	657,239	11.32
Forfeited	(103,938)	12.70

Outstanding—at December 31, 2020	1,305,918	$12.06

Units expected to vest—at December 31, 2020	—	$—
Units expected to vest—at December 31, 2019	—	$—